UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	February 28, 2014

Date of reporting period:	May 31, 2013

Item 1. Schedule of Investments:

Putnam Floating Rate Income Fund

The fund's portfolio
5/31/13 (Unaudited)

SENIOR LOANS (86.3%)(a)(c)
		Principal amount	Value

Advertising and marketing services (1.1%)

Affinion Group, Inc. bank term loan FRN 6 1/2s, 2016		$2,910,113	$2,839,543

Getty Images, Inc. bank term loan FRN Ser. B, 4 3/4s, 2019		2,992,500	3,007,463

Van Wagner Communications, Inc. bank term loan FRN Ser. B, 8 1/4s, 2018		2,985,000	3,029,775

			8,876,781
Automotive (1.0%)

Chrysler Group, LLC bank term loan FRN Ser. B, 6s, 2017		3,934,987	3,980,660

Navistar, Inc. bank term loan FRN Ser. B, 5 3/4s, 2017		3,440,367	3,500,573

			7,481,233
Basic materials (6.1%)

AI Chem & SY S.C.A. bank term loan FRN 8 1/4s, 2020 (Luxembourg)		1,500,000	1,537,500

AI Chem & SY S.C.A. bank term loan FRN Ser. B1, 4 1/2s, 2019 (Luxembourg)		2,304,372	2,321,655

AI Chem & SY S.C.A. bank term loan FRN Ser. B2, 4 1/2s, 2019 (Luxembourg)		1,195,628	1,204,595

BWAY Holding Co. bank term loan FRN Ser. B, 4 1/2s, 2017		2,992,500	3,023,673

Dupont Performance Coatings, Inc. bank term loan FRN Ser. B, 4 3/4s, 2020 (Australia)		4,000,000	4,036,500

Fortescue Metals Group, Ltd. bank term loan FRN Class B, 5 1/4s, 2017 (Australia)		4,522,275	4,541,748

HD Supply, Inc. bank term loan FRN Ser. B, 4 1/2s, 2017		2,992,462	3,012,102

Houghton International, Inc. bank term loan FRN 4s, 2019		1,995,000	2,007,469

Ineos US Finance, LLC bank term loan FRN 4.189s, 2018		6,300,393	6,298,817

Nexeo Solutions, LLC bank term loan FRN 5s, 2017		995,000	994,171

Nexeo Solutions, LLC bank term loan FRN Ser. B, 5s, 2017		2,998,800	2,996,302

PQ Corp. bank term loan FRN Ser. B, 4 1/2s, 2017		2,992,500	3,013,540

Taminco Global Chemical Corp. bank term loan FRN Ser. B2, 4 1/4s, 2019 (Belgium)		1,980,038	1,994,888

Tronox, Ltd. bank term loan FRN Ser. B, 4 1/2s, 2020		6,000,000	6,052,500

Tube City IMS Corp. bank term loan FRN Ser. B, 4 3/4s, 2019		3,334,169	3,367,510

Unifrax I, LLC bank term loan FRN Ser. B, 4 1/4s, 2018		997,500	1,004,774

			47,407,744
Broadcasting (4.3%)

Clear Channel Communications, Inc. bank term loan FRN Ser. D, 7.024s, 2019		9,362,000	8,722,266

Cumulus Media Holdings, Inc. bank term loan FRN 7 1/2s, 2019		1,000,000	1,036,667

Cumulus Media Holdings, Inc. bank term loan FRN 4 1/2s, 2018		2,225,171	2,252,430

Entercom Radio, LLC bank term loan FRN Ser. B, 5.012s, 2018		2,584,000	2,617,915

Fox Acqusition Sub, LLC bank term loan FRN Ser. B, 5 1/2s, 2017		2,588,500	2,622,971

Gray Television, Inc. bank term loan FRN Ser. B, 4 3/4s, 2019		3,855,856	3,893,211

LIN Television Corp. bank term loan FRN Ser. B, 4s, 2018		987,505	993,265

Mission Broadcasting, Inc. bank term loan FRN Ser. B, 4 1/2s, 2019		891,429	904,800

NEP Broadcasting, LLC bank term loan FRN 4 3/4s, 2020		1,496,250	1,509,811

Nexstar Broadcasting Group, Inc. bank term loan FRN Ser. B, 4 1/4s, 2019		2,108,571	2,140,200

Univision Communications, Inc. bank term loan FRN Ser. C1, 4 1/2s, 2020		7,022,341	7,000,396

			33,693,932
Building materials (0.6%)

Nortek, Inc. bank term loan FRN Class B, 5 1/4s, 2017		439,706	443,004

Roofing Supply Group, LLC bank term loan FRN Class B, 5s, 2019		3,980,000	4,024,775

			4,467,779
Capital goods (5.9%)

ADS Waste Holdings, Inc. bank term loan FRN Ser. B, 4 1/4s, 2019		4,488,750	4,512,599

Allison Transmission, Inc. bank term loan FRN Class B3, 3 3/4s, 2019		3,475,038	3,496,756

Beechcraft Holdings, LLC bank term loan FRN Ser. B, 5 3/4s, 2020		3,000,000	2,992,500

Edwards Cayman Islands II, Ltd. bank term loan FRN Ser. B, 4 3/4s, 2020 (Cayman Islands)		2,876,786	2,901,958

Generac Holdings, Inc. bank term loan FRN Ser. B, 3 1/2s, 2020		5,000,000	5,007,815

Generac Power Systems, Inc. bank term loan FRN Class B, 6 1/4s, 2018		2,618,333	2,628,152

Manitowoc Co., Inc. (The) bank term loan FRN Ser. B, 4 1/4s, 2017		565,770	570,720

Mirror Bidco Corp. bank term loan FRN 5 1/4s, 2019 (Luxembourg)		2,992,500	3,014,944

Reynolds Group Holdings, Inc. bank term loan FRN Class B, 4 3/4s, 2018		3,034,750	3,059,677

Sensus USA, Inc. bank term loan FRN 8 1/2s, 2018		1,000,000	1,010,000

Sequa Corp. bank term loan FRN Ser. B, 5 1/4s, 2017		1,496,250	1,512,459

Silver II Borrower SCA bank term loan FRN 4s, 2019 (Luxembourg)		3,990,000	3,988,755

SRAM, LLC bank term loan FRN Ser. B, 4s, 2020		4,455,944	4,478,224

Terex Corp. bank term loan FRN 4 1/2s, 2017		2,237,915	2,272,882

TransDigm, Inc. bank term loan FRN Ser. C, 3 3/4s, 2020		1,995,000	2,012,955

WESCO International, Inc. bank term loan FRN 4 1/2s, 2019		2,992,500	3,011,179

			46,471,575
Commercial and consumer services (3.3%)

Aramark Corp. bank term loan FRN Ser. B2, 3.829s, 2016		1,726,477	1,742,430

Aramark Corp. bank term loan FRN Ser. C, 0.053s, 2016		113,542	114,591

Garda Security bank term loan FRN Ser. B, 4 1/2s, 2019 (Canada)		1,990,000	2,009,900

Interactive Data Corp. bank term loan FRN Ser. B, 3 3/4s, 2018		4,175,928	4,191,588

ISS A/S bank term loan FRN Ser. B, 2.968s, 2018 (Denmark)		2,500,000	2,513,283

Orbitz Worldwide, Inc. bank term loan FRN Ser. C, 5 3/4s, 2019		3,000,000	3,007,500

Sabre, Inc. bank term loan FRN Ser. B, 5 1/4s, 2019		4,093,269	4,143,158

Travelport, LLC bank term loan FRN 9 1/2s, 2016		2,191,080	2,278,723

Travelport, LLC bank term loan FRN Ser. B, 5.533s, 2015		4,403,110	4,395,405

Travelport, LLC bank term loan FRN Ser. S, 5.534s, 2015		1,117,413	1,115,458

			25,512,036
Communication services (8.7%)

Asurion Corp. bank term loan FRN 11s, 2019		1,045,000	1,115,538

Asurion, LLC bank term loan FRN Ser. B1, 4 1/2s, 2019		5,868,174	5,904,850

Atlantic Broadband Penn, LLC bank term loan FRN Ser. B, 3 1/4s, 2019		1,990,000	1,991,244

Charter Communications Operating, LLC bank term loan FRN Ser. E, 3s, 2020		5,500,000	5,474,029

Cricket Communications, Inc. bank term loan FRN Ser. B, 4 3/4s, 2019		1,426,425	1,432,844

Cricket Communications, Inc. bank term loan FRN Ser. C, 4 3/4s, 2020		5,000,000	5,022,500

Crown Castle Operating Co. bank term loan FRN Ser. B, 3 1/4s, 2019		3,950,000	3,957,406

CSC Holdings, LLC bank term loan FRN Ser. B, 2.699s, 2020		3,000,000	2,987,499

Intelsat Investments SA bank term loan FRN 5 1/4s, 2014 (Luxembourg)		1,762,782	1,762,782

Intelsat Jackson Holdings SA bank term loan FRN 4 1/4s, 2018 (Bermuda)		2,946,456	2,963,643

Level 3 Financing, Inc. bank term loan FRN 5 1/4s, 2019		1,050,000	1,059,450

Level 3 Financing, Inc. bank term loan FRN Class B2, 4 3/4s, 2019		4,000,000	4,037,500

LTS Buyer, LLC bank term loan FRN 8s, 2021		250,000	253,958

LTS Buyer, LLC bank term loan FRN Ser. B, 4 1/2s, 2020		3,000,000	3,024,375

SBA Senior Finance II, LLC bank term loan FRN Ser. B, 3 3/4s, 2018		1,083,174	1,087,236

Telesat Canada bank term loan FRN Ser. B2, 3 1/2s, 2019 (Canada)		3,750,000	3,768,750

U.S. TelePacific Corp. bank term loan FRN 5 3/4s, 2017		2,209,639	2,204,667

Virgin Media Investment Holdings, Ltd. bank term loan FRN Ser. B, 3 1/2s, 2020 (United Kingdom)		5,000,000	4,993,055

West Corp. bank term loan FRN Ser. B8, 3 3/4s, 2018		1,385,289	1,394,813

Wideopenwest Finance, LLC bank term loan FRN Ser. B, 4 3/4s, 2019		4,000,000	4,025,000

Windstream Corp. bank term loan FRN Ser. B3, 4s, 2019		1,488,750	1,499,649

Windstream Corp. bank term loan FRN Ser. B4, 3 1/2s, 2020		2,992,500	3,010,135

Zayo Group, LLC bank term loan FRN Ser. B, 4 1/2s, 2019		5,308,283	5,337,479

			68,308,402
Consumer staples (9.7%)

BJ's Wholesale Club, Inc. bank term loan FRN 9 3/4s, 2020		1,000,000	1,023,333

BJ's Wholesale Club, Inc. bank term loan FRN 4 1/4s, 2019		2,985,019	2,995,147

Constellation Brands, Inc. bank term loan FRN Ser. B, 2 3/4s, 2020		2,000,000	2,002,476

Dave & Buster's, Inc. bank term loan FRN Ser. B, 4 1/2s, 2016		1,372,648	1,379,511

Del Monte Corp. bank term loan FRN Ser. B, 4s, 2018		4,673,296	4,694,994

DineEquity, Inc. bank term loan FRN Ser. B2, 3 3/4s, 2017		2,134,226	2,153,902

Dole Food Co., Inc. bank term loan FRN Ser. B, 3 3/4s, 2020		2,000,000	2,007,500

H.J. Heinz Co. bank term loan FRN Ser. B2, 3 1/2s, 2020		9,000,000	9,086,239

Hertz Corp. (The) bank term loan FRN Ser. B, 3s, 2018		2,000,000	2,001,876

Landry's, Inc. bank term loan FRN Ser. B, 4 3/4s, 2018		4,987,406	5,041,434

PF Chang's China Bistro, Inc. bank term loan FRN Ser. B, 5 1/4s, 2017		2,985,000	3,022,313

Pinnacle Foods Finance, LLC/Pinnacle Foods Finance Corp. bank term loan FRN Ser. G, 3 1/4s, 2020		3,000,000	3,005,601

Prestige Brands, Inc. bank term loan FRN Ser. B, 3 3/4s, 2019		1,958,196	1,975,737

Revlon Consumer Products Corp. bank term loan FRN Ser. B, 4s, 2017		5,000,000	5,060,940

Rite Aid Corp. bank term loan FRN 5 3/4s, 2020		1,900,000	1,962,345

Rite Aid Corp. bank term loan FRN 4s, 2020		5,000,000	5,042,500

Spectrum Brands Holdings, Inc. bank term loan FRN Ser. B, 4.51s, 2019		968,929	980,071

Spin Holdco, Inc. bank term loan FRN Ser. B, 4 1/4s, 2019		2,000,000	2,009,376

Sprouts Farmers Market, LLC bank term loan FRN 4 1/2s, 2020		5,000,000	5,006,250

Sun Products Corp. (The) bank term loan FRN Ser. B, 5 1/2s, 2020		3,000,000	3,017,814

US Foods, Inc. bank term loan FRN 4 1/2s, 2019		4,000,000	3,980,000

US Foods, Inc. bank term loan FRN Ser. B, 5 3/4s, 2017		2,940,000	2,965,725

WNA Holdings, Inc. bank term loan FRN 8 1/2s, 2020		835,000	839,175

WNA Holdings, Inc. bank term loan FRN 4 1/2s, 2020		1,175,000	1,178,672

World Kitchen, LLC bank term loan FRN 5 1/2s, 2019		3,789,474	3,798,947

			76,231,878
Energy (4.8%)

Chesapeake Energy Corp. bank term loan FRN Ser. B, 5 3/4s, 2017		1,532,000	1,570,574

EP Energy, LLC bank term loan FRN Ser. B3, 3 1/2s, 2018		4,715,000	4,729,697

Frac Tech International, LLC bank term loan FRN Ser. B, 8 1/2s, 2016		3,230,204	3,179,732

MEG Energy Corp. bank term loan FRN Ser. B, 3 3/4s, 2020 (Canada)		3,526,326	3,552,774

Murray Energy Corp. bank term loan FRN 4 3/4s, 2019		4,000,000	4,022,500

Offshore Group Investment, Ltd. bank term loan FRN Ser. B, 5 3/4s, 2019 (Cayman Islands)		835,000	842,654

Pacific Drilling SA bank term loan FRN Ser. B, 4 1/2s, 2018 (Luxembourg)		4,000,000	4,011,252

Plains Exploration & Production Co. bank term loan FRN Class B, 5 1/4s, 2019		3,240,000	3,238,380

Samson Investment Co. bank term loan FRN 6s, 2018		3,000,000	3,022,500

Tallgrass Operations, LLC bank term loan FRN Ser. B, 5 1/4s, 2018		1,621,071	1,633,229

Tervita Corp. bank term loan FRN Ser. B, 6 1/4s, 2018 (Canada)		3,421,425	3,455,027

Vantage Drilling Co. bank term loan FRN Class B, 6 1/4s, 2017		3,900,000	3,935,751

			37,194,070
Entertainment (0.9%)

AMC Entertainment, Inc. bank term loan FRN Ser. B, 3 1/2s, 2020		2,000,000	2,004,584

Formula One bank term loan FRN Ser. B, 6s, 2019 (Luxembourg)		2,970,075	3,004,727

Six Flags Theme Parks, Inc. bank term loan FRN Ser. B, 4s, 2018		1,890,755	1,914,390

			6,923,701
Financials (5.1%)

Alliant Insurance Services, Inc. bank term loan FRN Ser. B, 5s, 2019		2,992,500	3,026,166

Altisource Solutions SARL bank term loan FRN 5 3/4s, 2019 (Luxembourg)		5,000,000	5,043,750

Capital Automotive LP bank term loan FRN 6s, 2020		2,000,000	2,065,000

Flying Fortress, Inc. bank term loan FRN 3 1/2s, 2017		1,000,000	1,008,125

iStar Financial, Inc. bank term loan FRN 4 1/2s, 2017(R)		3,476,856	3,520,316

iStar Financial, Inc. bank term loan FRN Ser. A2, 7s, 2017(R)		550,000	585,750

Nuveen Investments, Inc. bank term loan FRN 6 1/2s, 2019		3,500,000	3,526,250

Nuveen Investments, Inc. bank term loan FRN 4.198s, 2017		3,875,387	3,891,535

Ocwen Financial Corp. bank term loan FRN Ser. B, 5s, 2018		3,500,000	3,548,125

Springleaf Financial Funding Co. bank term loan FRN Ser. B, 5 1/2s, 2017		2,344,392	2,349,522

Starwood Property Trust, Inc. bank term loan FRN 3 1/2s, 2020		3,000,000	3,000,000

USI Insurance Services, LLC bank term loan FRN Ser. B, 5 1/4s, 2019		3,990,000	4,017,431

Walter Investment Management Corp. bank term loan FRN 5 3/4s, 2017		4,406,013	4,454,479

			40,036,449
Gaming and lottery (4.5%)

Ameristar Casinos, Inc. bank term loan FRN Ser. B, 4s, 2018		1,920,019	1,927,752

Boyd Gaming Corp. bank term loan FRN Ser. A, 3.663s, 2015		2,884,375	2,895,791

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 5.454s, 2018		7,232,464	6,466,278

CBAC Borrower, LLC bank term loan FRN Ser. B, 8 1/4s, 2020		2,250,000	2,309,063

CCM Merger, Inc. bank term loan FRN Ser. B, 5 1/2s, 2017		3,063,390	3,087,643

Gateway Casinos & Entertainment, Inc. bank term loan FRN Ser. B1, 6s, 2016	CAD	1,771,433	1,704,369

Golden Nugget, Inc. bank term loan FRN Ser. B, 3.2s, 2014(PIK)		$1,369,635	1,322,382

Golden Nugget, Inc. bank term loan FRN Ser. DD, 3.2s, 2014(PIK)		779,603	752,707

Harrah's bank term loan FRN Ser. B, 9 1/2s, 2016		227,363	227,836

Peninsula Gaming, LLC bank term loan FRN Ser. B, 4 1/4s, 2017		2,992,500	3,018,684

Penn National Gaming, Inc. bank term loan FRN Ser. B, 3 3/4s, 2018		2,805,694	2,830,222

ROC Finance, LLC bank term loan FRN 5s, 2019		4,000,000	4,028,000

Station Casinos, LLC bank term loan FRN Ser. B, 5s, 2020		4,500,000	4,536,563

			35,107,290
Health care (10.1%)

Alliance Healthcare Services, Inc. bank term loan FRN 7 1/4s, 2016		1,383,030	1,384,759

Ardent Medical Services, Inc. bank term loan FRN 6 3/4s, 2018		4,214,438	4,277,654

Bausch & Lomb, Inc. bank term loan FRN Ser. B, 4s, 2019		4,466,250	4,473,074

Biomet, Inc. bank term loan FRN 3.966s, 2017		1,816,114	1,828,033

Capsugel Holdings US, Inc. bank term loan FRN Class B, 4 3/4s, 2018		2,814,857	2,850,043

ConvaTec, Inc. bank term loan FRN Ser. B, 5s, 2016		4,270,114	4,318,153

Emergency Medical Services Corp. bank term loan FRN Ser. B, 4s, 2018		4,235,106	4,260,064

HCA, Inc. bank term loan FRN Ser. B4, 2.948s, 2018		4,000,000	4,012,468

HCA, Inc. bank term loan FRN Ser. B5, 3.034s, 2017		2,000,000	2,005,926

Health Management Associates, Inc. bank term loan FRN Ser. B, 3 1/2s, 2018		3,491,024	3,514,299

Hologic, Inc. bank term loan FRN Class B, 4 1/2s, 2019		2,729,375	2,746,922

Iasis Healthcare, LLC / Iasis Capital Corp. bank term loan FRN Ser. B, 4 1/2s, 2018		4,926,910	4,955,239

IMS Health, Inc. bank term loan FRN Ser. B, 3 3/4s, 2017		2,965,419	2,984,694

Kinetic Concepts, Inc. bank term loan FRN Ser. C1, 5 1/2s, 2018		4,959,247	5,026,361

Multiplan, Inc. bank term loan FRN Ser. B, 4s, 2017		3,359,022	3,380,618

Par Pharmaceutical Cos., Inc. bank term loan FRN Ser. B, 4 1/4s, 2019		3,855,649	3,866,896

Pharmaceutical Product Development, Inc. bank term loan FRN Ser. B, 4 1/4s, 2018		2,139,288	2,157,115

Quintiles Transnational Corp. bank term loan FRN Ser. B1, 4 1/2s, 2018		696,061	705,197

Quintiles Transnational Corp. bank term loan FRN Ser. B2, 4 1/2s, 2018		4,908,721	4,973,148

Steward Health Care System, LLC bank term loan FRN Ser. B, 6 3/4s, 2020		4,000,000	4,025,000

Surgical Care Affiliates, Inc. bank term loan FRN Ser. B-DD, 4 1/4s, 2018		3,000,000	3,007,500

United Surgical Partners International, Inc. bank term loan FRN 4 3/4s, 2019		2,500,000	2,520,313

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. C1, 3 1/2s, 2019 (Canada)		2,244,375	2,256,784

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. D1, 3 1/2s, 2019 (Canada)		2,244,375	2,256,784

Vanguard Health Systems, Inc. bank term loan FRN Ser. B, 3 3/4s, 2016		1,500,000	1,516,125

			79,303,169
Homebuilding (0.8%)

Realogy Corp. bank term loan FRN 4.598s, 2016		348,514	347,643

Realogy Corp. bank term loan FRN Ser. C, 3.354s, 2013		77,754	77,559

Realogy Group, LLC bank term loan FRN Ser. B, 4 1/2s, 2020		6,000,000	6,054,000

			6,479,202
Household furniture and appliances (0.7%)

Tempur-Pedic International, Inc. bank term loan FRN Ser. B, 3 1/2s, 2019		5,566,918	5,571,094

			5,571,094
Lodging/Tourism (0.6%)

MGM Resorts International bank term loan FRN Ser. B, 3 1/2s, 2019		4,987,500	4,991,241

			4,991,241
Media (0.4%)

WMG Acquisition Corp. bank term loan FRN Ser. DD, 3 3/4s, 2020		2,597,561	2,584,573

WMG Acquisition Corp. bank term loan FRN Ser. DD, 3 3/4s, 2020		402,439	400,427

			2,985,000
Publishing (0.9%)

Cenveo Corp. bank term loan FRN Ser. B, 6 1/4s, 2020		2,000,000	2,015,000

Supermedia, Inc. bank term loan FRN 11.6s, 2016		1,980,907	1,657,771

Tribune Co. bank term loan FRN Ser. B, 4s, 2019		3,561,075	3,598,139

			7,270,910
Retail (6.1%)

Academy, Ltd. bank term loan FRN Ser. B, 4 1/2s, 2018		3,980,000	4,012,835

Aot Bedding Super Holdings, LLC bank term loan FRN 5s, 2019		1,870,313	1,880,704

Bass Pro Group, LLC bank term loan FRN Ser. B, 4s, 2019		1,959,749	1,971,170

Blue Buffalo Co., Ltd. bank term loan FRN Ser. B, 4 3/4s, 2019		2,238,764	2,252,756

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B2, 4 1/4s, 2017		3,016,422	3,034,017

J. Crew Group, Inc. bank term loan FRN Ser. B, 4s, 2018		3,672,525	3,692,386

J.C. Penney Corp., Inc. bank term loan FRN 6s, 2018		7,392,000	7,490,558

Jo-Ann Stores, Inc. bank term loan FRN Ser. B, 4s, 2018		1,821,209	1,835,628

Leslie's Poolmart, Inc. bank term loan FRN Ser. B, 5 1/4s, 2019		2,937,720	2,963,425

Michaels Stores, Inc. bank term loan FRN Ser. B, 3 3/4s, 2020		4,000,000	4,018,300

Neiman Marcus Group, Inc. (The) bank term loan FRN 4s, 2018		6,563,000	6,555,971

PETCO Animal Supplies, Inc. bank term loan FRN 4s, 2017		2,932,500	2,957,244

Toys R Us, Inc. bank term loan FRN 6s, 2016		2,804,897	2,807,795

Yankee Candle Co., Inc. bank term loan FRN 5 1/4s, 2019		2,256,466	2,268,876

			47,741,665
Technology (5.7%)

Alcatel-Lucent USA, Inc. bank term loan FRN Ser. C, 7 1/4s, 2018		2,892,750	2,922,884

Avaya, Inc. bank term loan FRN Ser. B3, 4.812s, 2017		3,934,749	3,524,060

Avaya, Inc. bank term loan FRN Ser. B5, 8s, 2018		2,531,689	2,427,257

Ceridian Corp. bank term loan FRN Ser. B, 5.948s, 2017		4,490,149	4,515,406

Epicor Software Corp. bank term loan FRN Ser. B, 4 1/2s, 2018		3,491,250	3,529,437

First Data Corp. bank term loan FRN 4.199s, 2017		541,750	539,380

First Data Corp. bank term loan FRN 4.195s, 2018		6,990,668	6,955,715

Freescale Semiconductor, Inc. bank term loan FRN Ser. B4, 5s, 2020		4,276,542	4,296,856

Genesys Telecommunications Laboratories, Inc. bank term loan FRN Ser. B, 4s, 2020		3,000,000	3,018,750

Infor US, Inc. bank term loan FRN Ser. B, 3 3/4s, 2020		500,000	499,688

Lawson Software bank term loan FRN Class B2, 5 1/4s, 2018		4,610,221	4,653,441

SunGard Data Systems, Inc. bank term loan FRN Ser. E, 4s, 2020		3,000,000	3,039,375

Syniverse Holdings, Inc. bank term loan FRN 4s, 2019		2,500,000	2,510,938

Syniverse Holdings, Inc. bank term loan FRN Ser. B, 5s, 2019		1,955,225	1,963,169

			44,396,356
Transportation (1.8%)

Air Medical Group Holdings, Inc. bank term loan FRN 7 5/8s, 2018(PIK)		1,500,000	1,500,000

Air Medical Group Holdings, Inc. bank term loan FRN Ser. B, 6 1/2s, 2018		2,992,500	3,044,869

Livingston International, Inc. bank term loan FRN 9s, 2020 (Canada)		1,500,000	1,522,500

Livingston International, Inc. bank term loan FRN 5s, 2019 (Canada)		5,000,000	5,006,250

Swift Transportation Company, LLC bank term loan FRN Ser. B2, 4s, 2017		3,041,543	3,074,492

			14,148,111
Utilities and power (3.2%)

AES Corp. (VA) bank term loan FRN Ser. B, 3 3/4s, 2018		2,039,271	2,059,028

Calpine Construction Finance Co., LP bank term loan FRN Ser. B, 3s, 2020		2,400,000	2,383,800

Calpine Corp. bank term loan FRN Ser. B3, 4s, 2019		2,985,000	3,016,343

Dynergy, Inc. bank term loan FRN Ser. B2, 4s, 2020		1,846,154	1,851,153

Energy Transfer Equity LP bank term loan FRN Ser. B, 3 3/4s, 2017		1,543,500	1,557,970

NGPL PipeCo, LLC bank term loan FRN Ser. B, 6 3/4s, 2017		1,928,571	1,948,891

NRG Energy, Inc. bank term loan FRN Ser. B, 2 3/4s, 2018		3,500,000	3,479,221

NRG Energy, Inc. bank term loan FRN Ser. B, 3 1/4s, 2018		1,965,000	1,981,211

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.724s, 2017		8,830,362	6,393,738

			24,671,355

Total senior loans (cost $669,005,653)			$675,270,973

CORPORATE BONDS AND NOTES (10.1%)(a)
		Principal amount	Value

Basic materials (1.0%)

ArcelorMittal sr. unsec. unsub. notes 5s, 2017 (France)		$1,500,000	$1,560,000

Atkore International, Inc. company guaranty sr. notes 9 7/8s, 2018		1,340,000	1,443,850

Cemex Finance, LLC 144A company guaranty sr. bonds 9 1/2s, 2016 (Mexico)		1,000,000	1,060,000

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 7s, 2015 (Australia)		1,250,000	1,289,063

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018		1,000,000	1,043,750

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s, 2017 (Sweden)		750,000	774,375

USG Corp. sr. unsec. notes 9 3/4s, 2018		364,000	428,610

			7,599,648
Capital goods (0.6%)

Berry Plastics Corp. company guaranty unsub. notes 9 3/4s, 2021		1,000,000	1,155,000

Bombardier, Inc. 144A sr. notes 4 1/4s, 2016 (Canada)		1,000,000	1,037,500

Pittsburgh Glass Works, LLC 144A sr. notes 8 1/2s, 2016		1,460,000	1,503,800

Thermadyne Holdings Corp. company guaranty sr. notes 9s, 2017		1,000,000	1,090,000

			4,786,300
Communication services (0.8%)

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017		1,148,000	1,337,420

DISH DBS Corp. 144A sr. unsec. notes 4 1/4s, 2018		1,500,000	1,462,500

Intelsat Luxembourg SA 144A sr. unsec. notes 6 3/4s, 2018 (Luxembourg)		2,250,000	2,345,625

Sprint Nextel Corp. sr. unsec. notes 6s, 2016		1,250,000	1,350,000

			6,495,545
Consumer cyclicals (2.7%)

American Casino & Entertainment Properties LLC sr. notes 11s, 2014		1,349,000	1,350,686

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 8 1/8s, 2016		1,300,000	1,443,000

FelCor Lodging LP company guaranty sr. notes 10s, 2014(R)		522,000	571,590

Garda World Security Corp. 144A sr. unsec. notes 9 3/4s, 2017 (Canada)		1,000,000	1,072,500

General Motors Financial Co., Inc. 144A sr. unsec. notes 3 1/4s, 2018		700,000	693,875

General Motors Financial Co., Inc. 144A sr. unsec. notes 2 3/4s, 2016		1,000,000	998,500

Jeld-Wen Escrow Corp. 144A sr. notes 12 1/4s, 2017		1,548,000	1,807,290

Meritage Homes Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2018		1,500,000	1,515,000

MGM Resorts International company guaranty sr. unsec. unsub. notes 7 1/2s, 2016		1,285,000	1,444,019

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019(PIK)		2,000,000	2,147,500

Nielsen Finance, LLC/Nielsen Finance Co. sr. notes 11 5/8s, 2014		652,000	691,120

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018		1,200,000	1,392,000

RSI Home Products, Inc. 144A company guaranty notes 6 7/8s, 2018		632,000	654,120

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016		1,295,000	1,453,638

Schaeffler Finance BV 144A company guaranty sr. notes 7 3/4s, 2017 (Netherlands)		1,815,000	2,050,950

Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016		1,372,000	1,457,750

			20,743,538
Consumer staples (0.5%)

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. FRN notes 2.775s, 2014		1,350,000	1,350,014

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 8 3/8s, 2014		1,000,000	1,102,500

JBS USA, LLC/JBS USA Finance, Inc. company guaranty sr. unsec. notes 11 5/8s, 2014 (Brazil)		500,000	537,500

Rite Aid Corp. company guaranty sr. notes 7 1/2s, 2017		1,000,000	1,027,500

			4,017,514
Energy (0.8%)

Chesapeake Energy Corp. company guaranty sr. unsec. notes 9 1/2s, 2015		1,000,000	1,115,000

Chesapeake Energy Corp. company guaranty sr. unsec. unsub. notes 3 1/4s, 2016		1,000,000	992,500

FTS International Services, LLC/FTS International Bonds, Inc. 144A company guaranty sr. unsec. unsub. notes 8 1/8s, 2018		1,750,000	1,863,750

Hercules Offshore, Inc. 144A company guaranty sr. notes 7 1/8s, 2017		1,000,000	1,075,000

Whiting Petroleum Corp. company guaranty notes 7s, 2014		500,000	515,000

WPX Energy, Inc. sr. unsec. unsub. notes 5 1/4s, 2017		1,000,000	1,062,500

			6,623,750
Financials (2.2%)

Air Lease Corp. sr. unsec. notes 4 1/2s, 2016		1,000,000	1,030,000

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 3 1/8s, 2016		2,000,000	2,017,500

Banco Santander Chile 144A sr. unsec. notes FRN 2.149s, 2018 (Chile)		2,000,000	2,000,000

Barclays Bank PLC 144A unsec. sub. notes 6.05s, 2017 (United Kingdom)		1,000,000	1,120,007

CIT Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2018		1,000,000	1,075,000

Citigroup, Inc. sub. notes 5s, 2014		750,000	784,548

E*Trade Financial Corp. sr. notes 6 3/4s, 2016		1,500,000	1,605,000

Goldman Sachs Group, Inc. (The) sr. unsec. FRN notes 1.273s, 2014		1,500,000	1,507,187

HBOS PLC unsec. sub. notes FRN Ser. EMTN, 0.974s, 2017 (United Kingdom)		1,000,000	926,580

International Lease Finance Corp. sr. unsec. notes FRN 2.224s, 2016		2,000,000	2,010,000

International Lease Finance Corp. sr. unsec. unsub. notes 3 7/8s, 2018		1,000,000	1,000,000

iStar Financial, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2018(R)		1,500,000	1,515,000

iStar Financial, Inc. sr. unsec. unsub. notes Ser. B, 9s, 2017(R)		500,000	580,000

			17,170,822
Health care (0.2%)

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017		500,000	536,875

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes 10 1/2s, 2018		179,000	196,005

Surgical Care Affiliates, Inc. 144A sr. unsec. notes 8 7/8s, 2015		1,000,000	1,005,000

			1,737,880
Technology (0.2%)

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 9 1/4s, 2018		1,250,000	1,359,375

			1,359,375
Transportation (0.2%)

Aguila 3 SA 144A company guaranty sr. notes 7 7/8s, 2018 (Luxembourg)		1,500,000	1,614,375

			1,614,375
Utilities and power (0.9%)

AES Corp. (VA) sr. unsec. unsub. notes 8s, 2017		1,750,000	2,051,875

El Paso Corp. sr. unsec. notes 7s, 2017		1,000,000	1,139,034

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A sr. notes 6 7/8s, 2017		1,000,000	1,060,000

FirstEnergy Corp. sr. unsec. unsub. notes 2 3/4s, 2018		788,000	789,170

NRG Energy, Inc. company guaranty sr. unsec. notes 7 5/8s, 2018		1,500,000	1,691,250

			6,731,329

Total corporate bonds and notes (cost $77,744,885)			$78,880,076

COMMON STOCKS (0.1%)(a)
		Shares	Value

Harry & David Holdings, Inc.(NON)		305	$38,125

Tribune Co. Class 1C(F)		4,298,781	1,074,695

Total common stocks (cost $500,000)			$1,112,820

CONVERTIBLE BONDS AND NOTES (—%)(a)
		Principal amount	Value

Exide Technologies cv. sr. sub. notes FRN zero %, 2013 (In default)(NON)		$453,000	$58,890

Total convertible bonds and notes (cost $439,471)			$58,890

SHORT-TERM INVESTMENTS (11.0%)(a)
		Principal amount/shares	Value

U.S. Treasury Bills with an effective yield of 0.15%, July 25, 2013		$151,000	$150,965

Putnam Short Term Investment Fund 0.01%(AFF)		85,620,768	85,620,768

Total short-term investments (cost $85,771,733)			$85,771,733

TOTAL INVESTMENTS

Total investments (cost $833,461,742)(b)			$841,094,492

FORWARD CURRENCY CONTRACTS at 5/31/13 (aggregate face value $1,953,886) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

UBS AG
	Canadian Dollar	Sell	7/17/13	$1,919,887	$1,953,886	$33,999

Total						$33,999

Key to holding's currency abbreviations
CAD	Canadian Dollar
Key to holding's abbreviations
EMTN	Euro Medium Term Notes
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from March 1, 2013 through May 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $782,251,000.
(b)	The aggregate identified cost on a tax basis is $833,472,609, resulting in gross unrealized appreciation and depreciation of $11,248,394 and $3,626,511, respectively, or net unrealized appreciation of $7,621,883.
(NON)	Non-income-producing security.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$54,473,872	$—	$54,473,872	$1,277	$—
	Putnam Short Term Investment Fund *	39,107,186	161,607,962	115,094,380	12,562	85,620,768
	Totals	$93,581,058	$161,607,962	$169,568,252	$13,839	$85,620,768
*	Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Senior loans are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in senior loans, quotations from senior loan dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $33,999 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer cyclicals	$—	$—	$1,074,695
Consumer staples	—	38,125	—
Total common stocks	—	38,125	1,074,695
Convertible bonds and notes	—	58,890	—
Corporate bonds and notes	—	78,880,076	—
Senior loans	—	675,270,973	—
Short-term investments	85,620,768	150,965	—

Totals by level	$85,620,768	$754,399,029	$1,074,695

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$33,999	$—

Totals by level	$—	$33,999	$—

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$33,999	$—

Total	$33,999	$—

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Forward currency contracts (contract amount)	$1,900,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 26, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: July 26, 2013